Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000002893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class AAA
C000002895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class C
Average Annual Return, Percent	1.30%	8.18%	9.28%	15.57%
C000002896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class I
C000002892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class A
Average Annual Return, Percent	(3.23%)	3.67%	8.80%	15.75%
Without Sales Load [Member] | C000002893
Average Annual Return [Line Items]
Average Annual Return, Percent	2.68%	10.00%	10.10%	16.44%
Without Sales Load [Member] | C000002895
Average Annual Return [Line Items]
Average Annual Return, Percent	2.30%	9.18%	9.28%	15.57%
Without Sales Load [Member] | C000002896
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%	10.28%	10.37%	16.73%
Without Sales Load [Member] | C000002892
Average Annual Return [Line Items]
Average Annual Return, Percent	2.68%	9.99%	10.10%	16.44%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%	17.71%	13.71%	18.58%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%	17.71%	13.71%	18.58%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%	17.71%	13.71%	18.58%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%	17.71%	13.71%	18.58%